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                              EATON VANCE ARKANSAS
                                 MUNICIPALS FUND
                   EATON VANCE NORTH CAROLINA MUNICIPALS FUND
                               EATON VANCE OREGON
                                 MUNICIPALS FUND
                            Supplement to Prospectus
                              Dated January 1, 2004
                          as Revised February 23, 2004

                               EATON VANCE KANSAS
                                 MUNICIPALS FUND
                            Supplement to Prospectus
                               Dated June 1, 2004

William H. Ahern is now co-portfolio manager of Arkansas Municipals Portfolio, North Carolina Municipals Portfolio, Oregon Municipals Portfolio and Kansas Municipals Portfolio. Mr. Ahern also manages other Eaton Vance municipal portfolios, has been an Eaton Vance portfolio manager for more than 5 years, and is a Vice President of Eaton Vance Management and Boston Management and Research.


September 3, 2004                                                       MUNITFPS